Schedule of Investments (unaudited) October 31, 2020	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.9%
Aurizon Holdings Ltd.	162,269	$430,282
AusNet Services	165,169	232,192
Australia & New Zealand Banking Group Ltd.	11,391	151,166
Brambles Ltd.	20,198	136,222
Cochlear Ltd.	751	112,091
Commonwealth Bank of Australia	15,697	762,113
CSL Ltd.	2,327	471,118
Dexus	14,923	90,285
Insurance Australia Group Ltd.	51,505	172,888
Medibank Pvt Ltd.	102,626	192,647
National Australia Bank Ltd.	11,426	149,486
Newcrest Mining Ltd.	29,121	603,896
Ramsay Health Care Ltd.	3,871	169,605
Sonic Healthcare Ltd.	39,479	966,960
Suncorp Group Ltd.	16,172	93,398
Telstra Corp. Ltd.	167,194	314,857
Transurban Group	75,376	713,786
Wesfarmers Ltd.	46,656	1,510,237
Westpac Banking Corp.	21,035	266,237
Woolworths Group Ltd.	59,650	1,604,603

		9,144,069

Belgium — 2.3%
Etablissements Franz Colruyt NV	13,638	807,199
Groupe Bruxelles Lambert SA	14,951	1,226,105
Proximus SADP	34,072	662,366
UCB SA	8,415	831,163

		3,526,833

China — 0.4%
BeiGene Ltd., ADR(a)(b)	434	128,690
BOC Hong Kong Holdings Ltd.	52,000	144,429
Wilmar International Ltd.	110,600	327,436

		600,555

Denmark — 4.3%
Carlsberg AS, Class B	5,348	677,168
Chr Hansen Holding A/S	1,199	120,991
Coloplast A/S, Class B	14,091	2,060,710
DSV Panalpina AS	747	121,194
Genmab A/S(a)	1,058	353,398
H Lundbeck A/S	3,222	90,833
Novo Nordisk A/S, Class B	24,787	1,580,559
Orsted A/S(c)	5,108	810,711
Tryg A/S	29,077	806,966

		6,622,530

Finland — 1.5%
Elisa OYJ	19,879	977,423
Neste OYJ	2,501	130,436
Nokia OYJ(a)	42,484	143,222
Sampo OYJ, A Shares	27,558	1,039,942

		2,291,023

France — 5.7%
Aeroports de Paris	3,133	306,588
Air Liquide SA	6,294	920,424
Alstom SA(a)	8,256	368,873
BioMerieux	527	78,470
Danone SA	9,834	545,445
EssilorLuxottica SA(a)	4,333	534,947
Eurazeo SE(a)	1,588	72,218
Getlink SE(a)	21,756	292,623

Security	Shares	Value

France (continued)
Hermes International	2,000	$1,862,200
L’Oreal SA	2,424	783,401
Orange SA	84,390	947,668
Pernod Ricard SA	3,643	586,896
Sanofi	14,266	1,288,125
Thales SA	4,289	279,472

		8,867,350

Germany — 4.0%
adidas AG(a)	631	187,473
Beiersdorf AG	7,705	806,785
Deutsche Boerse AG	3,121	459,890
Deutsche Telekom AG, Registered Shares	98,121	1,491,316
Fraport AG Frankfurt Airport Services Worldwide(a)	1,636	59,172
Hannover Rueck SE	5,960	866,118
Henkel AG & Co. KGaA	3,792	342,811
Knorr-Bremse AG	4,420	511,841
Merck KGaA	5,203	770,726
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,187	278,206
Siemens Healthineers AG(c)	4,466	191,720
Symrise AG	1,153	142,177
Telefonica Deutschland Holding AG	27,974	70,558

		6,178,793

Hong Kong — 7.3%
CK Infrastructure Holdings Ltd.	103,500	488,237
CLP Holdings Ltd.	190,000	1,750,763
Dairy Farm International Holdings Ltd.(b)	81,400	306,619
Hang Seng Bank Ltd.(b)	43,400	668,622
HK Electric Investments & HK Electric Investments Ltd.	633,000	644,410
HKT Trust & HKT Ltd.	765,000	989,349
Hong Kong & China Gas Co. Ltd.	953,950	1,376,362
Jardine Matheson Holdings Ltd.	14,400	638,289
Jardine Strategic Holdings Ltd.	25,000	541,304
Link REIT	58,000	442,648
MTR Corp. Ltd.	256,500	1,271,025
PCCW Ltd.	1,019,000	613,067
Power Assets Holdings Ltd.	300,000	1,544,907

		11,275,602

Ireland — 1.2%
Kerry Group PLC, Class A	12,778	1,529,551
Kingspan Group PLC(a)	4,650	405,359

		1,934,910

Israel — 1.6%
Azrieli Group Ltd.	1,555	72,985
Bank Hapoalim BM	83,791	489,114
Bank Leumi Le-Israel BM	124,401	586,306
Check Point Software Technologies Ltd.(a)(b)	2,461	279,471
Elbit Systems Ltd.	698	78,653
Isracard Ltd.	—	—
Mizrahi Tefahot Bank Ltd.	27,198	530,367
Nice Ltd.(a)	1,635	371,847

		2,408,743

Italy — 1.8%
Assicurazioni Generali SpA	30,258	405,887
Davide Campari-Milano NV	10,668	111,495
DiaSorin SpA	4,080	895,677
Enel SpA	26,176	208,112
Recordati Industria Chimica e Farmaceutica SpA	5,041	261,349

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Snam SpA	135,030	$658,417
Terna Rete Elettrica Nazionale SpA	32,095	216,699

		2,757,636

Japan — 30.3%
ABC-Mart, Inc.	7,800	395,651
Ajinomoto Co., Inc.	19,900	399,806
ANA Holdings, Inc.(a)	27,500	599,798
Asahi Group Holdings Ltd.	10,700	331,134
Asahi Intecc Co. Ltd.	6,300	195,226
Astellas Pharma, Inc.	4,900	67,193
Bandai Namco Holdings, Inc.	2,600	194,310
Bridgestone Corp.	9,800	319,431
Calbee, Inc.	2,700	82,827
Canon, Inc.	48,300	840,719
Central Japan Railway Co.	3,100	374,849
Chugai Pharmaceutical Co. Ltd.	46,500	1,794,899
Chugoku Electric Power Co., Inc.	65,800	826,702
Daiwa House REIT Investment Corp.	425	983,136
East Japan Railway Co.	15,200	794,860
Fast Retailing Co. Ltd.	200	139,508
FUJIFILM Holdings Corp.	6,300	321,253
Hankyu Hanshin Holdings, Inc.	6,500	198,467
Hikari Tsushin, Inc.	1,300	304,908
Japan Airlines Co. Ltd.(a)	27,700	483,804
Japan Post Bank Co. Ltd.	99,700	795,180
Japan Post Holdings Co. Ltd.	159,600	1,095,086
Japan Real Estate Investment Corp.	119	583,184
Japan Tobacco, Inc.	35,400	666,482
Kamigumi Co. Ltd.	6,500	116,291
Kao Corp.	3,500	249,195
KDDI Corp.	26,300	711,546
Keihan Holdings Co. Ltd.	9,700	368,505
Keio Corp.	8,400	488,185
Keisei Electric Railway Co. Ltd.	4,200	117,492
Keyence Corp.	2,600	1,179,938
Kintetsu Group Holdings Co. Ltd.	23,900	954,936
Kirin Holdings Co. Ltd.	6,100	109,973
Kyowa Kirin Co. Ltd.	4,600	114,234
Kyushu Electric Power Co., Inc.	20,100	168,507
Kyushu Railway Co.	36,700	780,641
Lawson, Inc.	12,000	551,347
Maruichi Steel Tube Ltd.	2,900	66,531
McDonald’s Holdings Co. Japan Ltd.	16,400	777,711
MEIJI Holdings Co. Ltd.	7,400	536,126
Mitsubishi Heavy Industries Ltd.	3,100	66,604
Mizuho Financial Group, Inc.	78,320	964,277
MonotaRO Co. Ltd.	8,200	453,556
MS&AD Insurance Group Holdings, Inc.	4,200	114,934
Nagoya Railroad Co. Ltd.	30,900	823,646
NEC Corp.	16,900	851,256
NH Foods Ltd.	2,300	94,215
Nippon Building Fund, Inc.	220	1,111,176
Nippon Paint Holdings Co. Ltd.	13,400	1,207,071
Nippon Prologis REIT, Inc.	424	1,395,570
Nippon Telegraph & Telephone Corp.	46,900	986,581
Nissin Foods Holdings Co. Ltd.	2,600	225,133
Nitori Holdings Co. Ltd.	3,600	740,004
NTT DOCOMO, Inc.	75,600	2,814,980
Obic Co. Ltd.	600	106,226
Odakyu Electric Railway Co. Ltd.	15,400	371,641
Olympus Corp.	5,500	105,292

Security	Shares	Value

Japan (continued)
Ono Pharmaceutical Co. Ltd.	17,900	$510,601
Oracle Corp. Japan	1,500	149,910
Oriental Land Co. Ltd.	9,500	1,329,791
Osaka Gas Co. Ltd.	5,600	106,345
Pan Pacific International Holdings Corp.	17,500	371,323
PeptiDream, Inc.(a)	13,100	605,391
Santen Pharmaceutical Co. Ltd.	17,500	311,780
Secom Co. Ltd.	12,500	1,055,986
Seibu Holdings, Inc.	13,300	132,972
Sekisui House Ltd.	22,500	373,799
Seven & i Holdings Co. Ltd.	14,525	441,482
Seven Bank Ltd.	26,500	60,816
SG Holdings Co. Ltd.	58,400	1,408,633
Shimamura Co. Ltd.	4,800	511,732
Shimano, Inc.	1,200	274,459
Shionogi & Co. Ltd.	6,300	297,171
Softbank Corp.	28,100	327,013
Sohgo Security Services Co. Ltd.	2,100	97,849
Suntory Beverage & Food Ltd.	20,600	710,447
Sysmex Corp.	2,300	216,036
Takeda Pharmaceutical Co. Ltd.	5,900	182,325
Tobu Railway Co. Ltd.	17,500	496,586
Toho Co. Ltd.	4,800	190,084
Tokio Marine Holdings, Inc.	5,200	232,413
Tokyo Gas Co. Ltd.	14,200	321,765
Tokyu Corp.	5,500	65,256
Toyo Suisan Kaisha Ltd.	18,200	905,737
Tsuruha Holdings, Inc.	1,200	168,030
USS Co. Ltd.	5,100	93,282
Welcia Holdings Co. Ltd.	18,400	720,569
West Japan Railway Co.	15,900	682,065
Yamada Denki Co. Ltd.	150,800	735,270
Yamazaki Baking Co. Ltd.	6,100	100,198

		46,698,849

Netherlands — 1.6%
Heineken Holding NV	1,539	118,598
Heineken NV	3,495	309,369
Koninklijke Ahold Delhaize NV	36,870	1,010,819
Koninklijke KPN NV	69,197	186,886
Koninklijke Vopak NV	4,068	211,448
Wolters Kluwer NV	7,721	625,144

		2,462,264

New Zealand — 0.8%
Auckland International Airport Ltd.(a)	77,422	358,145
Fisher & Paykel Healthcare Corp. Ltd.	10,807	250,013
Meridian Energy Ltd.	72,446	253,911
Spark New Zealand Ltd.	120,479	357,541

		1,219,610

Norway — 1.2%
Gjensidige Forsikring ASA	15,043	286,644
Mowi ASA	13,315	210,350
Orkla ASA	75,117	709,090
Telenor ASA	37,492	579,337

		1,785,421

Singapore — 2.6%
Ascendas Real Estate Investment Trust	65,336	137,867
CapitaLand Mall Trust	184,000	233,230
DBS Group Holdings Ltd.	23,600	351,542
Oversea-Chinese Banking Corp. Ltd.	83,600	515,624
Singapore Airlines Ltd.(b)	124,743	309,564

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Exchange Ltd.	106,200	$673,558
Singapore Technologies Engineering Ltd.(b)	285,500	729,829
Singapore Telecommunications Ltd.	476,400	708,179
United Overseas Bank Ltd.	29,435	408,983

		4,068,376

Spain — 1.1%
Aena SME SA(a)(c)	2,146	289,143
Endesa SA	19,878	533,312
Iberdrola SA	29,797	351,830
Red Electrica Corp. SA	27,568	485,596

		1,659,881

Sweden — 0.9%
ICA Gruppen AB	11,464	542,687
Telefonaktiebolaget LM Ericsson, B Shares	40,068	447,340
Telia Co. AB	112,324	429,768

		1,419,795

Switzerland — 14.6%
Alcon, Inc.(a)	1,447	82,266
Baloise Holding AG, Registered Shares	5,533	756,667
Barry Callebaut AG, Registered Shares	265	547,130
Chocoladefabriken Lindt & Spruengli AG	126	998,987
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	6	518,726
EMS-Chemie Holding AG, Registered Shares	2,010	1,767,953
Geberit AG, Registered Shares	898	511,114
Givaudan SA, Registered Shares	599	2,442,685
Kuehne + Nagel International AG, Registered Shares	4,161	831,630
Logitech International SA, Registered Shares	7,519	632,545
Nestle SA, Registered Shares	20,626	2,319,969
Novartis AG, Registered Shares	21,457	1,671,985
Partners Group Holding AG	575	517,676
Roche Holding AG	6,245	2,006,714
Schindler Holding AG, Registered Shares	3,978	1,022,515
SGS SA, Registered Shares	34	84,926
Sonova Holding AG, Registered Shares(a)	1,525	361,986
Swiss Life Holding AG, Registered Shares	1,095	368,345
Swiss Prime Site AG, Registered Shares	7,934	667,487
Swiss Re AG	3,727	267,452
Swisscom AG, Registered Shares	4,474	2,275,480
Zurich Insurance Group AG	5,794	1,924,451

		22,578,689

United Kingdom — 9.7%
Admiral Group PLC	29,203	1,040,323
Associated British Foods PLC	3,794	83,437
AstraZeneca PLC	9,981	1,002,147
BAE Systems PLC	67,794	348,488
British American Tobacco PLC	3,980	126,147
Bunzl PLC	9,161	284,781
Croda International PLC	3,928	307,009
Diageo PLC	42,982	1,389,086

Security	Shares	Value

United Kingdom (continued)
Direct Line Insurance Group PLC	230,973	$789,328
Experian PLC	12,250	448,765
GlaxoSmithKline PLC	76,745	1,281,525
Halma PLC	4,537	139,229
HSBC Holdings PLC(a)	114,867	481,361
Imperial Brands PLC	11,165	176,716
National Grid PLC	137,752	1,638,627
Ocado Group PLC(a)	10,440	307,875
Reckitt Benckiser Group PLC	3,934	346,540
RELX PLC	48,389	957,517
Rentokil Initial PLC(a)	15,051	102,470
RSA Insurance Group PLC	16,108	88,459
Sage Group PLC	16,349	134,518
Severn Trent PLC	9,680	304,650
Smith & Nephew PLC	48,453	841,344
Tesco PLC	57,665	153,478
Unilever NV	13,490	760,482
Unilever PLC	17,861	1,017,877
United Utilities Group PLC	18,245	203,958
Wm Morrison Supermarkets PLC	117,684	248,416

		15,004,553

United States — 0.3%
QIAGEN NV(a)	8,900	422,597

Total Long-Term Investments — 99.1% (Cost: $148,871,113)		152,928,079

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(d)(e)(f)	1,183,600	1,184,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(d)(e)	91,831	91,831

Total Short-Term Securities — 0.8% (Cost: $1,276,573)		1,276,260

Total Investments — 99.9% (Cost: $150,147,686)		154,204,339

Other Assets Less Liabilities — 0.1%		91,311

Net Assets — 100.0%		$ 154,295,650

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Min Vol EAFE Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,264,252	$—		$(78,970	)(a)	$(738)	$(115)	$1,184,429	1,183,600	$3,474	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	91,831	(a)	—		—	—	91,831	91,831	41		—

						$(738)	$(115)	$1,276,260		$3,515		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	12/10/20	$ 150	$(2,104)
SPI 200 Index	2	12/17/20	207	(6,030)
Euro Stoxx 50 Index	5	12/18/20	172	(6,903)
FTSE 100 Index	2	12/18/20	144	(3,999)
2-Year U.S. Treasury Note	1	12/31/20	221	(87)

				$(19,123)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Edge MSCI Min Vol EAFE Index Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$9,144,069	$—	$9,144,069
Belgium	807,199	2,719,634	—	3,526,833
China	128,690	471,865	—	600,555
Denmark	810,711	5,811,819	—	6,622,530
Finland	—	2,291,023	—	2,291,023
France	—	8,867,350	—	8,867,350
Germany	511,841	5,666,952	—	6,178,793
Hong Kong	—	11,275,602	—	11,275,602
Ireland	405,359	1,529,551	—	1,934,910
Israel	279,471	2,129,272	—	2,408,743
Italy	—	2,757,636	—	2,757,636
Japan	720,569	45,978,280	—	46,698,849
Netherlands	211,448	2,250,816	—	2,462,264
New Zealand	—	1,219,610	—	1,219,610
Norway	—	1,785,421	—	1,785,421
Singapore	—	4,068,376	—	4,068,376
Spain	—	1,659,881	—	1,659,881
Sweden	—	1,419,795	—	1,419,795
Switzerland	—	22,578,689	—	22,578,689
United Kingdom	—	15,004,553	—	15,004,553
United States	422,597	—	—	422,597
Short-Term Securities
Money Market Funds	1,276,260	—	—	1,276,260

	$5,574,145	$148,630,194	$—	$154,204,339

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(19,036)	$—	$—	$(19,036)
Interest Rate Contracts	$(87)	$—	$—	$(87)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

5